Investment Securities (Narrative) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended			12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Prothena [Member]	Dec. 31, 2012 Prothena [Member]	Sep. 16, 2011 Alkermes Plc [Member]	Mar. 31, 2012 Alkermes Plc [Member]	Mar. 13, 2012 Alkermes Plc [Member]	Sep. 16, 2011 Alkermes Plc [Member]	Dec. 31, 2012 Alkermes Plc [Member]	Mar. 12, 2012 Alkermes Plc [Member]	Dec. 31, 2011 Alkermes Plc [Member]	Jan. 31, 2013 Alkermes Plc [Member] Subsequent Event [Member]	Feb. 06, 2013 Alkermes Plc [Member] Subsequent Event [Member]	Sep. 16, 2011 Alkermes Inc. [Member]
Investment [Line Items]
Equity interest percentage			30.00%		18.00%	18.00%	25.00%	6.00%		25.00%	25.00%
Ordinary shares received from divesture of businesses							31.90	7.75		31.90						31.90
Carrying value of equity method investment	$ 14.0	$ 675.8	$ 209.0	$ 235.0			$ 528.6			$ 528.6	$ 528.6		$ 527.9
Net proceeds after deduction of underwriter and other fees	380.9							380.9							169.7
Closing share price							$ 16.57			$ 16.57						$ 16.57
Percentage of ordinary shares sold								76.00%
Ordinary shares sold								24.15	24.15		24.15			7.75
Initial carrying value of available for sale investment					22.9	22.9					126.5
Fair market value of available for sale investment					23.3	23.3					143.5
Proceeds from sale of ordinary share															169.7
Number of shares issued					3.2	3.2
Initial carrying value of available for sale investment					22.9	22.9						126.5
Investment securities - current	1.1	0.3
Investment securities - non-current	8.6	9.8
Impairment charge	$ 1.2